SCHEDULE OF ESTIMATED USEFUL LIVE (Details)	Sep. 30, 2025	Dec. 31, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets estimated useful life	39 years	39 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets estimated useful life	5 years	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets estimated useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]	Useful Life, Lease Term [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets estimated useful life	4 years	4 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets estimated useful life	7 years	7 years
Websites [Member]
Property, Plant and Equipment [Line Items]
Fixed assets estimated useful life	3 years	3 years